SCHEDULE OF SHARE OPTIONS OUTSTANDING EXPIRY DATES AND EXERCISE PRICES (Details)								12 Months Ended
	Mar. 14, 2023 $ / shares	Nov. 22, 2022 $ / shares	Sep. 20, 2022 $ / shares	Aug. 01, 2022 $ / shares	Jan. 31, 2022 $ / shares	Aug. 31, 2021 $ / shares	Apr. 15, 2021 $ / shares	Mar. 31, 2023 shares $ / shares	Mar. 31, 2022 shares	Mar. 31, 2021 shares	Mar. 31, 2020 shares
IfrsStatementLineItems [Line Items]
Exercise Price | $ / shares	$ 2.5	$ 6.3	$ 5	$ 5	$ 8.0	$ 4.9	$ 7.9
Share Options, Outstanding | shares								110,270,000	72,400,000	60,750,000	19,500,000
6 July 2018 [member]
IfrsStatementLineItems [Line Items]
Expiration date of outstanding								Jul. 06, 2025
Exercise Price | $ / shares								$ 4.5
Share Options, Outstanding | shares								2,000,000
20 August 2020 [member]
IfrsStatementLineItems [Line Items]
Expiration date of outstanding								Aug. 19, 2028
Exercise Price | $ / shares								$ 15.5
Share Options, Outstanding | shares								750,000
6 January 2021 [member]
IfrsStatementLineItems [Line Items]
Expiration date of outstanding								Jan. 05, 2031
Exercise Price | $ / shares								$ 5
Share Options, Outstanding | shares								40,000,000
12 January 2021 [member]
IfrsStatementLineItems [Line Items]
Expiration date of outstanding								Jan. 11, 2031
Exercise Price | $ / shares								$ 7.9
Share Options, Outstanding | shares								1,500,000
15 April 2021 [member]
IfrsStatementLineItems [Line Items]
Expiration date of outstanding								Apr. 15, 2031
Exercise Price | $ / shares								$ 7.88
Share Options, Outstanding | shares								5,000,000
31 August 2021 [member]
IfrsStatementLineItems [Line Items]
Expiration date of outstanding								Aug. 31, 2031
Exercise Price | $ / shares								$ 4.9
Share Options, Outstanding | shares								14,400,000
31 January 2022 [member]
IfrsStatementLineItems [Line Items]
Expiration date of outstanding								Jan. 30, 2032
Exercise Price | $ / shares								$ 8.0
Share Options, Outstanding | shares								8,750,000
1 August 2022 [Member]
IfrsStatementLineItems [Line Items]
Expiration date of outstanding								Jul. 31, 2027
Exercise Price | $ / shares								$ 5.0
Share Options, Outstanding | shares								650,000
20 September 2022 [member]
IfrsStatementLineItems [Line Items]
Expiration date of outstanding								Sep. 19, 2027
Exercise Price | $ / shares								$ 5.0
Share Options, Outstanding | shares								1,820,000
22 November 2022 [member]
IfrsStatementLineItems [Line Items]
Expiration date of outstanding								Nov. 23, 2022
Exercise Price | $ / shares								$ 6.3
Share Options, Outstanding | shares								5,000,000
14 March 2023 [member]
IfrsStatementLineItems [Line Items]
Expiration date of outstanding								Mar. 13, 2027
Exercise Price | $ / shares								$ 2.5
Share Options, Outstanding | shares								30,400,000